Share capital	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Share capital
16.	Share capital
Authorized share capital
Unlimited number of common shares without par value.
Issued share capital during the year ended December 31, 2021

a)	On February 23, 2021, the Company issued 139,676 common shares with a fair value of $790,566 pursuant to a share purchase agreement to acquire TCN (Note 9).

b)	On March 11, 2021, the Company issued 62,329 common shares with a fair value of $365,871 pursuant to a share purchase agreement to acquire Lloyd-James (Note 9).

c)
On July 2, 2021, the Company completed its bought deal prospectus offering (the
“July Offering”
) consisting of 5,594,750 units of the Company (the “
Units
”) at a price of $3.70 per July Unit for total gross proceeds of $20,700,575. Each Unit consisted of one common share in the capital of the Company and one-half
of one common share purchase warrant (each whole warrant, a “
Warrant
”), with each Warrant entitling the holder to purchase one additional common share at a price of $4.60 per Warrant until January 2, 2023.

The Company paid a commission of $1,449,040 and 391,632 compensation warrants of the Company (the “
Compensation Warrants
”), with a fair value of $758,742, being equal to 7% of the aggregate number of Units sold pursuant to the offering. Each Compensation Warrant entitles the holder to purchase one additional Unit of the Company (each a “
Compensation Unit
”) at a price of $3.70 per Compensation Unit until January 2, 2023. In addition, the Company also paid a corporate finance fee comprised of 30,000 Units, with a fair value of $114,600 to the agent. In connection with the Offering, the Company incurred other share issuance costs of $873,274.

d)
On October 19, 2021, the Company closed a registered direct offering (the “
October
Offering
”) with certain institutional investors for the purchase and sale of an aggregate of 15,000,000 Units of the Company at a price of US$2.00 per Unit for gross proceeds to the Company of $37,078,200 (US$30,000,000). Each Unit was comprised of one common share of the Company and one-half
of one Warrant.

Each Warrant entitles the holder thereof to purchase one common share at an exercise price of US$2.35, subject to adjustment in certain circumstances, until October 19, 2026. As the exercise price was denominated in a foreign currency, the amount of proceeds received by the Company from the exercise of these Warrants will be variable. As such, the 7,500,000 Warrants were treated as a derivate liability and the fair value of $11,864,649 at the issuance date was netted against the proceeds of $37,078,200 (Note 15).

The Company paid a commission of $2,224,692 (US$1,800,000) and 525,000 compensation warrants of the Company , with a fair value of $656,682,being equal to 3.5% of the aggregate number of Units sold pursuant to the October Offering. Each Compensation Warrant entitles the holder thereof to purchase one common share at an exercise price of US$2.50, subject to adjustment in certain circumstances, commencing on April 14, 2022 and expiring on April 14, 2025. In connection with the October Offering, the Company incurred other issuance costs of $518,266.

e)
During the year ended December 31, 2021, the Company issued a total of 188,000 common shares pursuant to the exercise of stock options at $0.25 per share, 33,333 common shares pursuant to the exercise of stock options at $1.74 per share and 10,000 common shares pursuant to the exercise of stock options at $1.31 per share for aggregate gross proceeds of $118,099 of which $3,750 was received subsequent to December 31, 2021. During the year ended December 31, 2021, the Company received $6,250 related to a stock option exercise which occurred during the year ended December 31, 2020.

f)
During the year ended December 31, 2021, the Company issued a total of 483,383 common shares and 273,867 units pursuant to the exercise of warrants with exercise prices ranging between $1.30 per share and $4.50 per share for gross proceeds of $2,415,983, of which $19,500 was received as at December 31, 2020. Each unit consisted of one common share and one-half
of one warrant with exercise prices ranging between $2.00 and $4.50 with terms ranging between February 7, 2022, and June 4, 2022. During the year ended December 31, 2021, the Company received $5,000 related to a warrant exercise which occurred during the year ended December 31, 2020.

g)	During the year ended December 31, 2021, the Company issued a total of 42,694 common shares for marketing services with a fair value of $227,471.
Issued share capital during the year ended December 31, 2020

h)
On June 17, 2020, the Company completed its Initial Public Offering (the “
Offering
”) consisting of 16,100,000 common shares for gross proceeds of $4,025,000. The Company paid the agent a commission of $241,500 and issued the agent a finder’s fee of 322,000 common shares with a fair value of $80,500. The Company also issued to the agent 1,288,000 warrants with a fair value of $176,242, exercisable to purchase common shares at a price of $0.25 per common share until June 17, 2021 (the “
Agent’s Warrants
”). In connection with the Offering, the Company also incurred other share issuance costs of $213,366.

i)
On June 17, 2020, the Company issued 7,494,716 common shares with a fair value of $1,873,222 pursuant to the conversion of $1,108,222 of convertible debentures and related accrued interest, resulting in a loss on settlement of convertible debt of $765,000 (Note 13).

j)
On July 10, 2020, the Company issued 408,459 common shares with a fair value of $694,375 pursuant to the settlement of $102,113 owing to a vendor, resulting in a loss on settlement of payables of $592,262.

k)
On August 7, 2020, the Company completed a prospectus offering of 6,555,000 units at $1.30 per unit for gross proceeds of $8,521,500. Each unit consists of one common share and one-half
of one warrant, with each whole warrant entitling the holder to purchase one additional common share at $2.00 until February 7, 2022. The Company paid the agent a commission of $679,312 and issued the agent a finder’s fee of 80,000 units with a fair value of $120,800, which consisted of one common share and one-half
of one warrant, with each whole warrant exercisable at $2.00 until February 7, 2022. The Company also issued 522,548 warrants with a fair value of $528,092, exercisable to acquire one unit at $1.30 per unit until February 7, 2022 (the “
Broker’s Warrants
”). Each unit consisted of one common share and
one-half
of one warrant, with each whole warrant exercisable at $2.00 until February 7, 2022. In connection with the prospectus offering, the Company also incurred other share issuance costs of $240,041.

l)
On August 13, 2020, the Company completed a private placement of 88,462 units at $1.30 per unit for gross proceeds of $115,001. Each unit consists of one common share and one-half
of one warrant, with each whole warrant entitling the holder to purchase one additional common share at $2.00 until February 13, 2022.

m)
On October 22, 2020, the Company issued 47,866 common shares with a fair value of $120,144 pursuant to the settlement of $130,834 owing to a vendor, resulting in a gain on settlement of payables of $10,690.

n)
On December 4, 2020, the Company completed a prospectus offering of 3,778,900 units at $3.50 per unit for gross proceeds of $13,226,150. Each unit consists of one common share and one-half
of one warrant, with each whole warrant entitling the holder to purchase one additional common share at $4.50 until June 4, 2022. The Company paid the agent a commission of $1,037,078 and issued the agent a finder’s fee of 30,000 units with a fair value of $265,800, which consisted of one common share and one-half
of one warrant, with each whole warrant exercisable at $4.50 until June 4, 2022. The Company also issued 296,308 Broker’s Warrants with a fair value of $1,933,778, exercisable to acquire one unit at $3.50 per unit until June 4, 2022. Each unit consisted of one common share and one-half
of one warrant, with each whole warrant exercisable at $4.50 until June 4, 2022. In connection with the prospectus offering, the Company also incurred other share issuance costs of $386,982.

o)
On December 4, 2020, the Company completed a private placement of 285,714 units at $3.50 per unit for gross proceeds of $999,999. Each unit consists of one common share and one-half
of one warrant, with each whole warrant entitling the holder to purchase one additional common share at $4.50 until June 4, 2022. In connection with the private placement, the Company incurred share issuance costs of $139,746.

p)
During the year ended December 31, 2020, the Company issued a total of 2,341,500 common shares pursuant to the exercise of stock options at $0.25 per share and 16,667 common shares pursuant to the exercise of stock options at $1.74 per share for an aggregate gross proceeds of $614,376 of which $6,250 was received subsequent to December 31, 2020.

q)
During the year ended December 31, 2020, the Company issued a total of 12,895,190 common shares pursuant to the exercise of warrants with exercise prices ranging between $0.25 per share and $4.50 per share for gross proceeds of $10,251,859 of which $5,000 was received subsequent to December 31, 2020.

r)
During the year ended December 31, 2020, the Company issued 474,686 units pursuant to the exercise of Broker’s Warrants at $1.30 per share for gross proceeds of $617,092. Each unit consisted of one common share and one-half
of one warrant, with each whole warrant exercisable at $2.00 until February 7, 2022.

s)
During the year ended December 31, 2020, pursuant to an executive management services agreement entered on July 15, 2019 with the former CFO, director and executive consultant of the Company, the Company issued 166,670 units with a fair value of $25,001, of which $3,760 was allocated to warrants. Each unit issued was comprised of one common share and one-half
of share purchase warrant exercisable at a price of $0.30 per share for a period of 12 months from issuance, subject to early acceleration in certain circumstances.

t)	During the year ended December 31, 2020, the Company issued a total of 39,263 common shares for marketing services with a fair value of $65,978.

u)	During the year ended December 31, 2020, the Company received subscriptions of $19,500 pursuant to the exercise of warrants in January 2021 (Note 16(f)).

15.	Share capital
Authorized share capital
Unlimited number of common shares without par value.
Share subdivision
On June 20, 2019, the Company completed a
non-cash
subdivision of the existing 3,000,000 shares into 30,000,000 common shares.
All share and per share amounts in these consolidated financial statements have been retroactively adjusted to reflect the share subdivision.
Issued share capital during the year ended December 31, 2020

a)
On June 17, 2020, the Company completed its Initial Public Offering (the “
Offering
”) consisting of 16,100,000 common shares for gross proceeds of $4,025,000. The Company paid the agent a commission of $241,500 and issued the agent a finder’s fee of 322,000 common shares with a fair value of $80,500. The Company also issued to the agent 1,288,000 warrants with a fair value of $176,242, exercisable to purchase common shares at a price of $0.25 per common share until June 17, 2021 (the “
Agent’s Warrants
”). In connection with the Offering, the Company also incurred other share issuance costs of $213,366.

b)
On June 17, 2020, the Company issued 7,494,716 common shares with a fair value of $1,873,222 pursuant to the conversion of $1,108,222 of convertible debentures and related accrued interest, resulting in a loss on settlement of convertible debt of $765,000 (Note 13).

c)
On July 10, 2020, the Company issued 408,459 common shares with a fair value of $694,375 pursuant to the settlement of $102,113 owing to a vendor, resulting in a loss on settlement of payables of $592,262.

d)
On August 7, 2020, the Company completed a prospectus offering of 6,555,000 units at $1.30 per unit for gross proceeds of $8,521,500. Each unit consists of one common share and one-half
of one warrant, with each whole warrant entitling the holder to purchase one additional common share at $2.00 until February 7, 2022. The Company paid the agent a commission of $679,312 and issued the agent a finder’s fee of 80,000 units with a fair value of $120,800, which consisted of one common share and one-half
of one warrant, with each whole warrant exercisable at $2.00 until February 7, 2022. The Company also issued 522,548 warrants with a fair value of $528,092, exercisable to acquire one unit at $1.30 per unit until February 7, 2022 (the “
Broker’s Warrants
”). Each unit consisted of one common share and
one-half
of one warrant, with each whole warrant exercisable at $2.00 until February 7, 2022. In connection with the prospectus offering, the Company also incurred other share issuance costs of $240,041.

e)
On August 13, 2020, the Company completed a private placement of 88,462 units at $1.30 per unit for gross proceeds of $115,001. Each unit consists of one common share and one-half
of one warrant, with each whole warrant entitling the holder to purchase one additional common share at $2.00 until February 13, 2022.

f)
On October 22, 2020, the Company issued 47,866 common shares with a fair value of $120,144 pursuant to the settlement of $130,834 owing to a vendor, resulting in a gain on settlement of payables of $10,690.

g)
On December 4, 2020, the Company completed a prospectus offering of 3,778,900 units at $3.50 per unit for gross proceeds of $13,226,150. Each unit consists of one common share and one-half
of one warrant, with each whole warrant entitling the holder to purchase one additional common share at $4.50 until June 4, 2022. The Company paid the agent a commission of $1,037,078 and issued the agent a finder’s fee of 30,000 units with a fair value of $265,800, which consisted of one common share and one-half
of one warrant, with each whole warrant exercisable at $4.50 until June 4, 2022. The Company also issued 296,308 Broker’s Warrants with a fair value of $1,933,778, exercisable to acquire one unit at $3.50 per unit until June 4, 2022. Each unit consisted of one common share and one-half
of one warrant, with each whole warrant exercisable at $4.50 until June 4, 2022. In connection with the prospectus offering, the Company also incurred other share issuance costs of $386,982.

h)
On December 4, 2020, the Company completed a private placement of 285,714 units at $3.50 per unit for gross proceeds of $999,999. Each unit consists of one common share and one-half
of one warrant, with each whole warrant entitling the holder to purchase one additional common share at $4.50 until June 4, 2022. In connection with the private placement, the Company incurred share issuance costs of $139,746.

i)
During the year ended December 31, 2020, the Company issued a total of 2,341,500 common shares pursuant to the exercise of stock options at $0.25 per share and 16,667 common shares pursuant to the exercise of stock options at $1.74 per share for an aggregate gross proceeds of $614,376 of which $6,250 was received subsequent to December 31, 2020.

j)
During the year ended December 31, 2020, the Company issued a total of 12,895,190 common shares pursuant to the exercise of warrants with exercise prices ranging between $0.25 per share and $4.50 per share for gross proceeds of $10,251,859 of which $5,000 was received subsequent to December 31, 2020.

k)
During the year ended December 31, 2020, the Company issued 474,686 units pursuant to the exercise of Broker’s Warrants at $1.30 per share for gross proceeds of $617,092. Each unit consisted of one common share and one-half
of one warrant, with each whole warrant exercisable at $2.00 until February 7, 2022.

l)
During the year ended December 31, 2020, pursuant to an executive management services agreement entered on July 15, 2019 with the former CFO, director and executive consultant of the Company, the Company issued 166,670 units with a fair value of $25,001, of which $3,760 was allocated to warrants. Each unit issued was comprised of one common share and one-half
of share purchase warrant exercisable at a price of $0.30 per share for a period of 12 months from issuance, subject to early acceleration in certain circumstances.

m)	During the year ended December 31, 2020, the Company issued a total of 39,263 common shares for marketing services with a fair value of $65,978.

n)	During the year ended December 31, 2020, the Company received subscriptions of $19,500 pursuant to the exercise of warrants in January 2021 (Note 27(e)).
Issued share capital during the year ended December 31, 2019

o)
On July 31, 2019, the Company closed a private placement of 12,332,002 units for gross proceeds of $1,849,800. Each unit issued was comprised of one common share and one-half
of share purchase warrant exercisable at a price of $0.30 per share for a period of 12 months from issuance, subject to early acceleration in certain circumstances. The warrants were all exercised during the year ended December 31, 2020.

p)
On August 19, 2019, pursuant to a consultancy agreement entered on January 1, 2019, the Company issued 3,000,000 units with a fair value of $450,000, of which $67,814 was allocated to warrants. Each unit issued was comprised of one common share and one-half
of share purchase warrant exercisable at a price of $0.30 per share for a period of 12 months from issuance, subject to early acceleration in certain circumstances. The warrants were all exercised during the year ended December 31, 2020.

q)
During the year ended December 31, 2019, pursuant to a management services agreement entered on July 15, 2019, with the former CFO of the Company, the Company issued a total of 183,337 units with a fair value of $27,500, of which $4,147 was allocated to warrants. Each unit issued was comprised of one common share and one-half
of share purchase warrant exercisable at a price of $0.30 per share for a period of 12 months from issuance, subject to early acceleration in certain circumstances. The warrants were all exercised during the year ended December 31, 2020.